High Income Securities Fund
Portfolio of Investments
May 31, 2024
(Unaudited)
	Shares	Value
INVESTMENT COMPANIES - 63.24%
Business Development Companies - 15.68%
CION Investment Corp.	617,720	7,727,677
FS KKR Capital Corp.	310,714	6,369,637
Logan Ridge Finance Corp.	81,300	1,821,120
PhenixFIN Corp.	19,193	867,524
Portman Ridge Finance Corp.	151,137	3,006,115
Runway Growth Finance Corp.	80,978	970,116
		20,762,189
Closed-End Funds - 47.56%
AllianceBernstein National Municipal Income Fund, Inc.	134,467	1,444,176
Bancroft Fund Ltd.	13,721	214,869
BlackRock California Municipal Income Trust	74,065	855,451
BlackRock Innovation and Growth Term Trust	7,538	56,234
BlackRock Municipal Income Fund, Inc.	121,660	1,459,920
BNY Mellon Municipal Income, Inc.	622,204	4,193,655
BNY Mellon Strategic Municipal Bond Fund, Inc.	291,157	1,656,683
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.	67,021	582,412
ClearBridge Energy Midstream Opportunity Fund, Inc.	100,769	4,252,452
ClearBridge MLP & Midstream Fund, Inc.	77,718	3,675,284
ClearBridge MLP & Midstream Total Return Fund, Inc.	53,033	2,262,918
Destra Multi-Alternative Fund	166,851	1,254,720
DWS Municipal Income Trust	682,943	6,378,688
DWS Strategic Municipal Income Trust	197,942	1,878,470
Eaton Vance New York Municipal Bond Fund	276,969	2,647,824
Ellsworth Growth and Income Fund Ltd.	69,083	558,881
Herzfeld Caribbean Basin Fund, Inc.	12,344	31,044
Highland Income Fund	332,526	2,108,215
Invesco High Income 2024 Target Term Fund	156,445	1,190,546
MFS High Yield Municipal Trust	764,756	2,504,576
MFS Investment Grade Municipal Trust	245,951	1,829,875
Miller/Howard High Dividend Fund	93,770	1,054,912
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	100,365	476,734
Neuberger Berman Municipal Fund, Inc.	208,262	2,134,686
Neuberger Berman Next Generation Connectivity Fund, Inc.	397,605	4,822,949
New America High Income Fund, Inc.	278,463	2,010,503
Nuveen Multi-Asset Income Fund	20,588	250,968
Nuveen Preferred & Income Term Fund	67,005	1,303,917
PGIM Short Duration High Yield Opportunities Fund	15,265	229,738
Principal Real Estate Income Fund	199,015	1,994,130
Saba Capital Income & Opportunities Fund	231,408	1,691,592
Tortoise Energy Independence Fund, Inc.	49,741	1,690,219
Tortoise Power and Energy Infrastructure Fund, Inc.	102,980	1,591,041
Virtus Convertible & Income 2024 Target Term Fund	137,180	1,226,389
Virtus Total Return Fund, Inc.	245,437	1,337,632
Western Asset Intermediate Muni Fund, Inc.	14,866	113,725
		62,966,028
Total Investment Companies (Cost $81,602,316)		83,728,217

	Shares/Units
EXCHANGE TRADED FUNDS - 0.35%
Horizon Kinetics Spac Active ETF	4,700	464,191
Total Exchange Traded Funds (Cost $441,587)		464,191

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 14.90%
99 Acquisition Group, Inc. (a)	151,650	1,589,292
Ai Transportation Acquisition Corp. (a)(e)	10,000	1,501
Ai Transportation Acquisition Corp. (a)(e)	45,269	467,629
AP Acquisition Corp. (a)(e)	132,530	1,514,818
Ares Acquisition Corp. II (a)(e)	60,015	638,560
Bowen Acquisition Corp. (a)(e)	14,216	149,837
Cartesian Growth Corp. II (a)(e)	50,000	562,500
Churchill Capital Corp. IX (a)(e)	2,445	24,694
Colombier Acquisition Corp. II (a)(e)	12,667	5,027
Colombier Acquisition Corp. II (a)(e)	38,001	392,550
EVe Mobility Acquisition Corp. (a)(e)	40,963	452,297
Four Leaf Acquisition Corp. (a)	41,431	452,426
Global Lights Acquisition Corp. (a)(e)	192,000	1,972,800
Haymaker Acquisition Corp. 4 (a)(e)	129,016	1,357,997
IB Acquisition Corp. (a)	129,140	11,623
IB Acquisition Corp. (a)	129,140	1,287,526
Inflection Point Acquisition Corp. II (a)(e)	217,023	2,289,593
Iron Horse Acquisitions Corp. (a)	32,232	324,898
Keen Vision Acquisition Corp. (a)(e)	28,469	300,633
Legato Merger Corp. III (a)(e)	40,196	405,980
Legato Merger Corp. III (a)(e)	20,098	3,216
Legato Merger Corp. III (a)(e)	1	10
Nabors Energy Transition Corp. II (a)(e)	58,563	617,254
Patria Latin American Opportunity Acquisition Corp. (a)(e)	28,631	326,537
Quetta Acquisition Corp. (a)	102,660	1,058,425
RF Acquisition Corp. II (a)(e)	36,407	366,800
SilverBox Corp. III (a)	52,254	552,325
SK Growth Opportunities Corp. (a)(e)	12,584	139,808
TG Venture Acquisition Corp. (a)(b)	190,793	2,062,472
Trailblazer Merger Corp. I (a)	36,458	393,746
Total Special Purpose Acquisition Vehicles (Cost $19,283,530)		19,722,774

	Shares
OTHER COMMON STOCKS - 0.62%
Industrial Support Services - 0.00%
Nature's Miracle California, Inc. (a)	2,664	1,918

Real Estate Investment Trusts - 0.62%
NexPoint Diversified Real Estate Trust	147,201	811,078
Total Other Common Stocks (Cost $2,142,705)		812,996

PREFERRED STOCKS - 8.17%
Business Development Companies - 4.69%
OFS Credit Co., Inc.	60,000	1,395,000
SuRo Capital Corp.	200,000	4,820,000
		6,215,000
Closed-End Funds - 1.49%
XAI Octagon Floating Rate Alternative Income Trust	80,000	1,966,400

Real Estate Investment Trusts - 1.98%
Brookfield DTLA Fund Office Trust Investor, Inc., 7.625% (a)	1,615	178
Cedar Realty Trust, Inc.- Series C, 6.500%	101,456	1,207,326
NexPoint Diversified Real Estate Trust - Series A, 5.500%	94,082	1,411,230
		2,618,734
Real Estate Operations and Development - 0.01%
Harbor Custom Development, Inc - Series A, 8.000% (a)	131,166	19,675

Retail - Catalog Shopping - 0.00%
Legacy IMBDS, Inc. (b)	27,802	-
Total Preferred Stocks (Cost $15,729,983)		10,819,809

LIQUIDATING TRUSTS - 0.63%
Copper Property CTL Pass Through Trust	87,573	830,192
Total Liquidating Trusts (Cost $942,199)		830,192

	Principal Amount
CORPORATE OBLIGATIONS - 0.31%
Lamington Road DAC
8.000%, 2121-04-07 (b)(c)(d)(e)	8,395,918	335,837
14.000%, 2121-04-07 (b)(c)(d)(e)	519,816	68,875
Total Corporate Obligations (Cost $1,327,493)		404,712

WARRANTS - 0.01% (a)
Ault Disruptive Technologies Corp. (a)
Expiration: June 2028
Exercise Price: $11.50	48,000	2,244
Cartesian Growth Corp. II (a)(e)
Expiration: July 2028
Exercise Price: $11.50	33,333	3,667
Churchill Capital Corp. VII (a)
Expiration: February 2028
Exercise Price: $11.50	11,761	2,353
Digital Health Acquisition Corp. (a)
Expiration: November 2026
Exercise Price: $11.50	42,000	4,347
ExcelFin Acquisition Corp. (a)
Expiration: October 2028
Exercise Price: $11.50	25,000	880
Holdco Nuvo Group DG Ltd. (a)(e)
Expiration: May 2029
Exercise Price: $11.50	25,000	625
Relativity Acquisition Corp. (a)(b)
Expiration: December 2029
Exercise Price: $11.50	21,700	–
Target Global Acquisition I Corp. (a)(e)
Expiration: December 2026
Exercise Price: $11.50	23,633	1,775
TG Venture Acquisition Corp. (a)
Expiration: August 2028
Exercise Price: $11.50	74,000	–
Zapata Computing Holdings, Inc. (a)
Expiration: February 2029
Exercise Price: $11.50	25,000	1,525
Total Warrants (Cost $95,796)		17,416

MONEY MARKET FUNDS - 11.40%
Fidelity Investments Money Market Funds - Government Portfolio, Institutional, 5.208% (d)	7,547,358	7,547,358
STIT - Treasury Portfolio, Institutional, 5.225% (d)	7,547,358	7,547,358
Total Money Market Funds (Cost $15,094,717)		15,094,716

Total Investments (Cost $136,660,326) - 99.63%		131,895,023
Assets in Excess of Other Liabilities - 0.37%		489,150
TOTAL NET ASSETS- 100.00%		132,384,173

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate shown represents the 7-day yield at May 31, 2024.
(c) Fair valued securities. The total market value of these securities was $404,712, representing 0.31% of net assets. Value determined using significant unobservable inputs.
(d) The coupon rate shown represents the rate at May 31, 2024.
(e) Foreign-issued security.

Abbreviations:
BDC Business Development Company.
LTD. Limited Liability Company.

The accompanying notes are an integral part of these schedule of investments.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation
Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S.
Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Business Development Companies	$20,762,189	$-	$-	$20,762,189
Closed-End Funds	62,966,028	-	-	62,966,028
Exchange Traded Funds	464,191	-	-	464,191
Special Purpose Acquisition Vehicles	16,598,951	1,061,351	2,062,472	19,722,774
Other Common Stock	812,996	-	-	812,996
Preferred Stocks	10,819,631	178	-	10,819,809
Liquidating Trusts	830,192	-	-	830,192
Corporate Obligations	-	-	404,712	404,712
Warrants	8,116	9,300	-	17,416
Money Market Funds	15,094,716	-	-	15,094,716
Total	$128,357,010	$1,070,829	$2,467,184	$131,895,023

At the start and close of the reporting period, Level 3 investments in securities represented 2% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The fair value of derivative instruments as reported within the Schedule of Investments as of May 31, 2024:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$17,416

The effect of derivative instruments on the Statement of Operations for the period ended May 31, 2024:

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$(70,730)
	on Investments

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$67,926
	appreciation of investments